CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum pension liability adjustments, tax (expense) benefit	$ 2,301	$ (6,135)	$ (2,071)
Unrealized gain (loss) on cashflow hedges, net of tax expense (benefit)	$ (110)	$ 52	$ (135)
Cash dividend per share	$ 0.56	$ 0.56	$ 0.56
Accumulated Other Comprehensive Income (Loss) [Member]
Minimum pension liability adjustments, tax (expense) benefit	$ 2,301	$ (6,135)	$ (2,071)
Unrealized gain (loss) on cashflow hedges, net of tax expense (benefit)	$ (110)	$ 52	$ (135)
Retained Earnings [Member]
Cash dividend per share	$ 0.56	$ 0.56	$ 0.56